DERIVATIVE LIABILITY	6 Months Ended
Jun. 30, 2014
DERIVATIVE LIABILITY [Abstract]
DERIVATIVE LIABILITY

NOTE 5 - DERIVATIVE LIABILITY

The Company has determined that the variable conversion price under its convertible notes causes the embedded conversation feature to by a financial derivative. The Company may not have enough authorized common stock to settle its obligation if the note holder elects to convert the note into common shares when the trading price is lower than a certain threshold.

The derivative instruments were valued at April 4, 2014 and at June 30, 2014. The following assumptions were used for the valuation of the derivative liability related to the Notes as of April 4, 2014 and June 30, 2014:

•	The underlying stock price was used as the fair value of the common stock;

•	The initial notes cash amount total $500,000 plus an 8% OID plus a guaranteed 12% interest is converted at 70% of the lowest trading price during 25 days preceding conversion.

•	The projected volatility for each valuation period was based on the volatility of the Company based on a 6 month average of annualized rates: April 4, 2014: 219% and June 30, 2014: 104%

•	The note conversions effectively convert at discounts rates of 33.56% and 24.75% as of 4/41/14 and 6/30/14.

•	An event of default would occur 0% of the time, increasing 1.00% per month to a maximum of 10%; the Maturity date is 12 months from the valuation date;

•	Capital raising events would occur annually with full resets for the Notes;

•	The Holder would redeem based on availability of alternative financing, 0% of the time increasing 1.0% monthly to a maximum of 10%;

•	The Holder would automatically convert the note starting after 180 days and at maturity if the registration was effective and the company was not in default.

The fair values of the derivative liabilities related to the Convertible notes are summarized as:

Fair value at April 4, 2014	$452,702
Change in Notes due to issuances	47,062
Fair value at June 30, 2014	499,767